FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of credit risk exposure
	December 31, 2018	December 31, 2017
0 to 30 days	$2,572	$4,154
31 to 60 days	455	801
61 to 90 days	(99)	2,170
over 90 days	11	554
	$2,939	$7,679

Disclosure of detailed information about foreign currency risk
Change in net income arising from:	Canadian dollars	Mexican pesos	Peruvian soles
10% appreciation of the USD against the currency	$(38)	$(2,206)	$214
10% depreciation of the USD against the currency	$62	$2,345	$(213)

Disclosure of detailed information about commodity price risk
	10% change in silver	10% change in gold	10% change in lead	10% change in zinc
Change in net income	$740	$566	$123	$111